UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/01

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT III, L.P.
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-06038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            General Partner
Phone:            650-233-0360

Signature, Place and Date of signing:

  Pamela K. Hagenah         Menlo Park, California         May 10, 2001
  [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.



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FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             13

Form 13F Information Table Value Total:                       $56,203
         (thousands)

List of Other Included Managers:

No. 13 F File Number Name

NONE

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
                                                              FORM 13F
                                  NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT III, L.P.
                                                           as of 3/31/01


                                                        VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- ---------  --------- ----------  ---  ----  ------- --------  --------  --------  ------
ARGONAUT TECHNOLOGIES INC   COMM STK      040175101      3,304     453,831   SH          SOLE              453,831     0       0
BINDVIEW DEV CORP           COMM STK      090327107         53      17,020   SH          SOLE               17,020     0       0
BRIO TECHNOLOGY INC         COMM STK      109704106        103      17,067   SH          SOLE               17,067     0       0
CALICO COMM INC             COMM STK      129897104        681   1,817,182   SH          SOLE            1,817,182     0       0
METAWAVE COMMUNICATIONS CORPCOMM STK      591409107      3,344     540,479   SH          SOLE              540,479     0       0
NETCENTIVES INC             COMM STK      64108P101         25      25,000   SH          SOLE               25,000     0       0
PEGASUS SOLUTIONS INC       COMM STK      705906105        591      66,385   SH          SOLE               66,385     0       0
PHARMACYCLICS INC           COMM STK      716933106      1,845      82,000   SH          SOLE               82,000     0       0
SYCAMORE NETWORKS INC       COMM STK      871206108        224      22,443   SH          SOLE               22,443     0       0
TRANSMETA CORPORATION       COMM STK      89376R09      42,350   2,200,000   SH          SOLE            2,200,000     0       0
TUT SYSTEMS                 COMM STK      901103101        118      37,900   SH          SOLE               37,900     0       0
VITRIA TECHNOLOGY           COMM STK      92849Q104        140      36,848   SH          SOLE               36,848     0       0
WEBMD CORP                  COMM STK      94769M105      3,423     615,349   SH          SOLE              615,349     0       0

GRAND TOTAL                                             56,203